Share capital - Rio Tinto plc - Additional information (Detail) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Disclosure Of Classes Of Share Capital [Line Items]
ADRs held by the Employee share ownership Trust (ESOT)	0	0	0
Share of Rio Tinto plc and American depository receipts [member]
Disclosure Of Classes Of Share Capital [Line Items]
Value of shares purchased by employee share ownership trusts	$ 38.9	$ 40.1	$ 34.1
Rio Tinto plc [member]
Disclosure Of Classes Of Share Capital [Line Items]
Shares to held in the employee share ownership trusts on behalf of Rio Tinto plc	835,062
Rio Tinto plc [member] | American depository receipts [member]
Disclosure Of Classes Of Share Capital [Line Items]
ADRs held by the Employee share ownership Trust (ESOT)	38,849